Shareholder Report	12 Months Ended
Jul. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	BlackRock ETF Trust
Entity Central Index Key	0001761055
Document Period End Date	Jul. 31, 2024
C000210296 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock U.S. Equity Factor Rotation ETF
Class Name	BlackRock U.S. Equity Factor Rotation ETF
Trading Symbol	DYNF
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock U.S. Equity Factor Rotation ETF (the “Fund”) for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (1‑800‑474‑2737).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
BlackRock U.S. Equity Factor Rotation ETF	$23	0.20%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.20%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  U.S. equities posted strong positive returns in the 12-month period, reflecting anticipation of a soft landing for the economy and the view that the U.S. Federal Reserve (“Fed”) had come to the end of its hiking cycle and was poised to begin cutting short term interest rates.
  While returns for both styles were well into double digits, within the large-cap universe the performance of growth stocks notably outstripped that of their value counterparts.
  Performance leadership came from a narrow group of mega-cap U.S. technology and communication services stocks viewed as beneficiaries of efforts to commercialize the use of artificial intelligence (“AI”).
What contributed to performance?
In sector terms, overweights to information technology and consumer discretionary along with an underweight to healthcare led positive contributions. In industry terms, overweights to semiconductors, household durables, and hotels, restaurants & leisure proved additive. Portfolio style factor positioning resulted from security selection also contributed, most notably tilts towards the momentum, mega cap, quality and growth characteristics, as performance for these stocks was fueled by AI euphoria and expectations of Fed rate cuts.
What detracted from performance?
In sector terms, overweights to financials and energy weighed on performance. In industry terms, an underweight to automobiles and an overweight to oil, gas & consumable fuels detracted. While style factor allocations were additive overall, positioning around stocks with high volatility and value characteristics detracted slightly.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: March 19, 2019 through July 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	Since Fund Inception
Fund NAV	27.15%	14.75%	15.02%
Fund Market	27.31	14.74	15.03
MSCI USA Index	22.02	14.96	15.21

Performance Inception Date	Mar. 19, 2019
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Material Change Date	Jul. 30, 2024
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 10,139,022,588
Holdings Count | Holding	126
Advisory Fees Paid, Amount	$ 7,185,693
Investment Company Portfolio Turnover	90.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$10,139,022,588
Number of Portfolio Holdings	126
Net Investment Advisory Fees	$7,185,693
Portfolio Turnover Rate	90%

Holdings [Text Block]
What did the Fund invest in?
(as of July 31, 2024)
Sector allocation
Sector	Percent of Total Investments(a)
Information Technology	36.8%
Financials	20.0%
Consumer Discretionary	15.1%
Communication Services	8.7%
Industrials	5.8%
Consumer Staples	4.2%
Health Care	3.7%
Energy	3.4%
Utilities	1.4%
Materials	0.9%
Ten largest holdings
Security	Percent of Total Investments(a)
Nvidia Corp.	8.3%
Microsoft Corp.	7.5%
Apple Inc.	7.0%
Amazon.com Inc.	4.4%
Lennar Corp., Class A	4.0%
JPMorgan Chase & Co.	3.8%
Berkshire Hathaway Inc., Class B	3.8%
Visa Inc., Class A	3.6%
Meta Platforms Inc., Class A	3.3%
Alphabet Inc., Class A	3.1%
(a)	Excludes money market funds.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
Nvidia Corp.	8.3%
Microsoft Corp.	7.5%
Apple Inc.	7.0%
Amazon.com Inc.	4.4%
Lennar Corp., Class A	4.0%
JPMorgan Chase & Co.	3.8%
Berkshire Hathaway Inc., Class B	3.8%
Visa Inc., Class A	3.6%
Meta Platforms Inc., Class A	3.3%
Alphabet Inc., Class A	3.1%
(a)	Excludes money market funds.

Material Fund Change [Text Block]
Material Fund changes
This is a summary of certain changes to the Fund since July 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after July 31, 2024 at blackrock.com/fundreports or upon request by contacting us at (1-800-474-2737).
On July 30, 2024, the Fund’s Board approved a proposal to change the name of the Fund from BlackRock U.S. Equity Factor ETF to iShares U.S. Equity Factor Rotation Active ETF. This change is expected to become effective on or about October 10, 2024.

Material Fund Change Name [Text Block]	On July 30, 2024, the Fund’s Board approved a proposal to change the name of the Fund from BlackRock U.S. Equity Factor ETF to iShares U.S.
Updated Prospectus Phone Number	(1-800-474-2737)
Updated Prospectus Web Address	blackrock.com/fundreports
C000221226 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Future Health ETF
Class Name	BlackRock Future Health ETF
Trading Symbol	BMED
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Future Health ETF (the “Fund”) for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (1‑800‑474‑2737).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
BlackRock Future Health ETF	$87	0.85%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  Small- to mid-sized healthcare stocks posted positive returns in the annual period.
  The sector did not keep pace with broad-based measures of market performance that include mega-cap U.S. technology stocks. The Fund therefore underperformed its reference benchmark, the MSCI All Country World Index.
  The Fund’s holdings in the pharmaceuticals, biotechnology & life sciences category made the strongest contribution to performance, with biotechnology stocks leading the way. On the other hand, holdings in the healthcare equipment & services industry detracted.
What contributed to performance?
On an individual security basis, an out-of-benchmark position in Rhythm Pharmaceuticals, Inc., a rare disease treatment company that benefited from strong sales growth for its chronic weight management drug Imcivree, was the largest contributor to relative returns. An out-of-benchmark holding in Blueprint Medicines Corp. was also a sizable contributor. The precision therapy company saw strong sales for its drug AYVAKIT, a treatment for a rare hematologic disorder.
What detracted from performance?
An overweight position in the orthodontics company Align Technology, Inc., whose shares were hurt by weaker consumer sentiment and inflationary pressures, was among the largest detractors.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: September 29, 2020 through July 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	Since Fund Inception
Fund NAV	5.30%	0.93%
Fund Market	5.42	0.93
MSCI All Country World Index	17.02	11.92
MSCI ACWI SMID Growth Health Care Index	3.94	(1.64)

Performance Inception Date	Sep. 29, 2020
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Material Change Date	Jul. 30, 2024
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 4,164,930
Holdings Count | Holding	138
Advisory Fees Paid, Amount	$ 33,267
Investment Company Portfolio Turnover	77.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$4,164,930
Number of Portfolio Holdings	138
Net Investment Advisory Fees	$33,267
Portfolio Turnover Rate	77%

Holdings [Text Block]
What did the Fund invest in?
(as of July 31, 2024)
Industry allocation
Industry	Percent of Total Investments(a)
Biotechnology	42.3%
Life Sciences Tools & Services	21.4%
Health Care Equipment & Supplies	18.8%
Health Care Providers & Services	11.9%
Pharmaceuticals	5.3%
Financial Services	0.3%
Ten largest holdings
Security	Percent of Total Investments(a)
Boston Scientific Corp.	3.8%
Cencora Inc.	3.6%
Intuitive Surgical Inc.	3.0%
Argenx SE	2.8%
Alnylam Pharmaceuticals Inc.	2.7%
Mettler-Toledo International Inc.	2.6%
West Pharmaceutical Services Inc.	2.6%
Amgen Inc.	2.5%
Danaher Corp.	2.1%
BioMarin Pharmaceutical Inc.	2.0%
(a)Excludes money market funds.
Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
Boston Scientific Corp.	3.8%
Cencora Inc.	3.6%
Intuitive Surgical Inc.	3.0%
Argenx SE	2.8%
Alnylam Pharmaceuticals Inc.	2.7%
Mettler-Toledo International Inc.	2.6%
West Pharmaceutical Services Inc.	2.6%
Amgen Inc.	2.5%
Danaher Corp.	2.1%
BioMarin Pharmaceutical Inc.	2.0%
(a)Excludes money market funds.
Material Fund Change [Text Block]
Material Fund changes
This is a summary of certain changes to the Fund since July 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after July 31, 2024 at blackrock.com/fundreports or upon request by contacting us at (1-800-474-2737).
On July 30, 2024, the Fund’s Board approved a proposal to change the name of the Fund from BlackRock Future Health ETF to iShares Health Innovation Active ETF. This change is expected to become effective on or about October 10, 2024.

Material Fund Change Name [Text Block]	On July 30, 2024, the Fund’s Board approved a proposal to change the name of the Fund from BlackRock Future Health ETF to iShares Health Innovation Active ETF.
Updated Prospectus Phone Number	(1-800-474-2737)
Updated Prospectus Web Address	blackrock.com/fundreports
C000226202 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock World ex U.S. Carbon Transition Readiness ETF
Class Name	BlackRock World ex U.S. Carbon Transition Readiness ETF
Trading Symbol	LCTD
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock World ex U.S. Carbon Transition Readiness ETF (the “Fund”) for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (1‑800‑474‑2737).
Additional Information Phone Number	(1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
BlackRock World ex U.S. Carbon Transition Readiness ETF	$21	0.20%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.20%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  The Fund produced a strong absolute return but underperformed its benchmark, the MSCI World ex USA Index, in the annual period.
  Given the Fund’s tight sector constraints, most of the difference in relative performance was driven by security selection.
  The Fund’s transition-readiness (LCETR) model-driven investment approach measures a company’s exposure to and management of transition risks and opportunities, seeking to provide investors with a higher conviction approach to invest in the transition to the low-carbon economy. These evaluations are used to determine active portfolio weights, subject to risk and other constraints, relative to the MSCI World ex USA Index.
What contributed to performance?
Security selection in the healthcare and communication services sectors made the largest contribution.
What detracted from performance?
Stock selection in the information technology and consumer staples sectors detracted.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: April 6, 2021 through July 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	Since Fund Inception
Fund NAV	9.70%	3.19%
Fund Market	9.43	3.16
MSCI World ex USA Index	11.12	4.69

Performance Inception Date	Apr. 06, 2021
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 293,256,316
Holdings Count | Holding	346
Advisory Fees Paid, Amount	$ 775,939
Investment Company Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$293,256,316
Number of Portfolio Holdings	346
Net Investment Advisory Fees	$775,939
Portfolio Turnover Rate	45%

Holdings [Text Block]
What did the Fund invest in?
(as of July 31, 2024)
Sector allocation
Sector	Percent of Total Investments(a)
Financials	22.3%
Industrials	17.0%
Health Care	12.0%
Consumer Discretionary	10.5%
Information Technology	9.5%
Consumer Staples	7.5%
Materials	7.3%
Energy	5.6%
Communication Services	3.7%
Utilities	3.0%
Real Estate	1.6%
Ten largest holdings
Security	Percent of Total Investments(a)
Novo Nordisk A/S, Class B	2.3%
ASML Holding NV	2.1%
Nestle SA	1.9%
Royal Bank of Canada	1.9%
Novartis AG	1.7%
AstraZeneca PLC	1.6%
HSBC Holdings PLC	1.6%
Schneider Electric SE	1.5%
Toronto-Dominion Bank (The)	1.4%
LVMH Moet Hennessy Louis Vuitton SE	1.3%
(a)	Excludes money market funds.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
Novo Nordisk A/S, Class B	2.3%
ASML Holding NV	2.1%
Nestle SA	1.9%
Royal Bank of Canada	1.9%
Novartis AG	1.7%
AstraZeneca PLC	1.6%
HSBC Holdings PLC	1.6%
Schneider Electric SE	1.5%
Toronto-Dominion Bank (The)	1.4%
LVMH Moet Hennessy Louis Vuitton SE	1.3%
(a)	Excludes money market funds.

C000236859 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Future Financial and Technology ETF
Class Name	BlackRock Future Financial and Technology ETF
Trading Symbol	BPAY
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Future Financial and Technology ETF (the “Fund”) for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (1‑800‑474‑2737).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
BlackRock Future Financial and Technology ETF	$73	0.70%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  Small- to mid-sized financial technology stocks posted positive returns in the annual period.
  The sector did not keep pace with broad-based measures of market performance that include mega-cap U.S. technology stocks. The Fund therefore underperformed its reference benchmark, the MSCI All Country World Index.
  The Fund’s holdings in bank stocks made a strong contribution to performance, as did its positions in consumer finance stocks in the financial services category. On the other hand, holdings in the transaction & payments, specialized finance, and capital markets industries posted losses in the aggregate.
What contributed to performance?
Kaspi.kz JSC, a Kazakhstan-based fintech company, was a top contributor. The shares gained ground following the announcement of a strong revenue beat in February and positive sentiment surrounding the company’s ADR listing in the United States. Inter & Co., Inc., a Brazilian digital bank, was also a leading contributor. The stock outperformed after the company reported strong earnings results in May. Additionally, a regulatory change limiting the growth of consumer credit card debt in Brazil did not have as negative an impact on Brazilian financial companies as previously feared.
What detracted from performance?
Cab Payments Holdings PLC, a London-listed business-to-business cross-border payments and foreign exchange provider, was the largest detractor. The stock fell as the company reduced its revenue and earnings guidance due to weakness in both profit margins and volumes. Worldline SA, a multinational payments and transactional services company, also detracted due to weaker-than-expected revenue growth and reduced guidance for 2024.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: August 16, 2022 through July 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	Since Fund Inception
Fund NAV	9.06%	(0.44	) %
Fund Market	9.30	(0.29)
MSCI All Country World Index	17.02	13.29

Performance Inception Date	Aug. 16, 2022
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Material Change Date	Jul. 30, 2024
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 4,873,399
Holdings Count | Holding	35
Advisory Fees Paid, Amount	$ 31,242
Investment Company Portfolio Turnover	58.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$4,873,399
Number of Portfolio Holdings	35
Net Investment Advisory Fees	$31,242
Portfolio Turnover Rate	58%

Holdings [Text Block]
What did the Fund invest in?
(as of July 31, 2024)
Industry allocation
Industry	Percent of Total Investments(a)
Financial Services	46.0%
Consumer Finance	20.3%
Banks	18.0%
Capital Markets	12.6%
Software	3.1%
Ten largest holdings
Security	Percent of Total Investments(a)
Discover Financial Services	6.1%
Global Payments Inc.	5.2%
PayPal Holdings Inc.	4.8%
Charles Schwab Corp. (The)	4.5%
Rakuten Bank Ltd.	4.3%
Kaspi.KZ JSC	4.1%
Fiserv Inc.	4.1%
Worldline SA/France	3.8%
WEX Inc.	3.8%
Capital One Financial Corp.	3.7%
(a)	Excludes money market funds.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
Discover Financial Services	6.1%
Global Payments Inc.	5.2%
PayPal Holdings Inc.	4.8%
Charles Schwab Corp. (The)	4.5%
Rakuten Bank Ltd.	4.3%
Kaspi.KZ JSC	4.1%
Fiserv Inc.	4.1%
Worldline SA/France	3.8%
WEX Inc.	3.8%
Capital One Financial Corp.	3.7%
(a)	Excludes money market funds.

Material Fund Change [Text Block]
Material Fund changes
This is a summary of certain changes to the Fund since July 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after July 31, 2024 at blackrock.com/fundreports or upon request by contacting us at (1-800-474-2737).
On July 30, 2024, the Board approved a proposal to change the name of the Fund from BlackRock Future Financial and Technology ETF to iShares FinTech Active ETF. In connection with the Fund’s name change, the Fund’s 80% policy will be changed to a nonfundamental investment policy to invest, under normal market conditions, at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of fintech companies and derivatives that provide investment exposure to such securities or to one or more market risk factors associated with such securities. These changes are expected to become effective on October 10, 2024.

Material Fund Change Name [Text Block]	On July 30, 2024, the Board approved a proposal to change the name of the Fund from BlackRock Future Financial and Technology ETF to iShares FinTech Active ETF.
Updated Prospectus Phone Number	(1-800-474-2737)
Updated Prospectus Web Address	blackrock.com/fundreports
C000248199 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock U.S. Industry Rotation ETF
Class Name	BlackRock U.S. Industry Rotation ETF
Trading Symbol	INRO
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock U.S. Industry Rotation ETF (the “Fund”) for the period of March 26, 2024 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (1‑800‑474‑2737).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the period?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
BlackRock U.S. Industry Rotation ETF	$15(a)	0.42%(b)
(a)	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
(b)	Annualized.

Expenses Paid, Amount	$ 15	[1]
Expense Ratio, Percent	0.42%	[2]
Material Change Date	Jul. 30, 2024
Net Assets	$ 9,371,589
Holdings Count | Holding	967
Advisory Fees Paid, Amount	$ 9,072
Investment Company Portfolio Turnover	107.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$9,371,589
Number of Portfolio Holdings	967
Net Investment Advisory Fees	$9,072
Portfolio Turnover Rate	107%

Holdings [Text Block]
What did the Fund invest in?
(as of July 31, 2024)
Sector allocation
Sector	Percent of Total Investments(a)
Information Technology	30.6%
Communication Services	14.9%
Industrials	13.5%
Consumer Discretionary	12.2%
Financials	9.3%
Health Care	6.9%
Energy	4.1%
Consumer Staples	3.2%
Materials	2.5%
Real Estate	2.2%
Utilities	0.6%
Ten largest holdings
Security	Percent of Total Investments(a)
Nvidia Corp.	7.8%
Microsoft Corp.	5.3%
Apple Inc.	4.6%
Meta Platforms Inc., Class A	4.0%
Alphabet Inc., Class A	3.9%
Alphabet Inc., Class C	3.3%
T-Mobile U.S. Inc.	2.2%
Broadcom Inc.	2.1%
Amazon.com Inc.	1.6%
Tesla Inc.	1.5%
(a)	Excludes money market funds.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
Nvidia Corp.	7.8%
Microsoft Corp.	5.3%
Apple Inc.	4.6%
Meta Platforms Inc., Class A	4.0%
Alphabet Inc., Class A	3.9%
Alphabet Inc., Class C	3.3%
T-Mobile U.S. Inc.	2.2%
Broadcom Inc.	2.1%
Amazon.com Inc.	1.6%
Tesla Inc.	1.5%
(a)	Excludes money market funds.

Material Fund Change [Text Block]
Material Fund changes
This is a summary of certain changes to the Fund since March 26, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after July 31, 2024 at blackrock.com/fundreports or upon request by contacting us at (1-800-474-2737).
On July 30, 2024, the Fund’s Board approved a proposal to change the name of the Fund from BlackRock U.S. Industry Rotation ETF to iShares U.S. Industry Rotation Active ETF. This change is expected to become effective on or about October 10, 2024.

Material Fund Change Name [Text Block]	On July 30, 2024, the Fund’s Board approved a proposal to change the name of the Fund from BlackRock U.S. Industry Rotation ETF to iShares U.S. Industry Rotation Active ETF.
Updated Prospectus Phone Number	(1-800-474-2737)
Updated Prospectus Web Address	blackrock.com/fundreports
C000221227 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Future Tech ETF
Class Name	BlackRock Future Tech ETF
Trading Symbol	BTEK
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Future Tech ETF (the “Fund”) for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (1‑800‑474‑2737).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
BlackRock Future Tech ETF	$94	0.88%

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	0.88%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  Large cap technology stocks outperformed small- to mid-sized technology stocks , during the period, driven by investments in technology hardware to support artificial intelligence (AI) and the elevated interest rate environment.
  The Fund underperformed its reference benchmark, the MSCI All Country World Index, primarily as a result of pronounced weakness in the technology sector in July 2024.
  The Fund’s holdings in the semiconductors & semiconductors equipment industry made the strongest contribution to performance. On the other hand, holdings in the services sub-sector detracted the most from returns over the period.
What contributed to performance?
An overweight position in NVIDIA, Inc. was the largest contributor at the individual security level. The semiconductor designer’s stock rose on accelerated demand for artificial intelligence (AI) hardware components, as companies looked to upgrade technology infrastructure to support AI. An out-of-benchmark holding in Spotify Technology SA, which boosted its profit margins by increasing prices on premium offerings and implementing cost-cutting measures, was another top contributor.
What detracted from performance?
An overweight in the software provider MongoDB, Inc. was the largest detractor. The stock declined due to broader weakness in the software sub-sector caused by the elevated interest rate environment and constrained IT spending. An out-of-benchmark position in the semiconductor producer Wolfspeed, Inc. also detracted from performance. The company faced decreased demand in its electric vehicle (EV) segment and faced challenges with its new-product launches.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: September 29, 2020 through July 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	Since Fund Inception
Fund NAV	13.39%	0.56%
Fund Market	13.45	0.57
MSCI All Country World Index	17.02	11.92
MSCI ACWI SMID Growth Information Technology Index	11.01	9.55

Performance Inception Date	Sep. 29, 2020
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Material Change Date	May 16, 2024
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 13,414,194
Holdings Count | Holding	87
Advisory Fees Paid, Amount	$ 124,857
Investment Company Portfolio Turnover	70.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$13,414,194
Number of Portfolio Holdings	87
Net Investment Advisory Fees	$124,857
Portfolio Turnover Rate	70%

Holdings [Text Block]
What did the Fund invest in?
(as of July 31, 2024)
Industry allocation
Industry	Percent of Total Investments(a)
Semiconductors & Semiconductor Equipment	36.1%
Software	23.5%
Technology Hardware, Storage & Peripherals	7.2%
Electronic Equipment, Instruments & Components	5.3%
Entertainment	4.6%
IT Services	4.2%
Interactive Media & Services	3.2%
Professional Services	3.0%
Media	2.1%
Broadline Retail	1.8%
Other*	9.0%
Ten largest holdings
Security	Percent of Total Investments(a)
Nvidia Corp.	10.4%
Synopsys Inc.	3.5%
ASM International NV	3.3%
SK Hynix Inc.	2.9%
Pure Storage Inc., Class A	2.6%
Informa PLC	2.1%
Monolithic Power Systems Inc.	2.1%
Wolters Kluwer NV	1.9%
Spotify Technology SA	1.9%
ASPEED Technology Inc.	1.9%
(a)	Excludes money market funds.
*	Ten largest industries are presented. Additional industries are found in Other.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
Nvidia Corp.	10.4%
Synopsys Inc.	3.5%
ASM International NV	3.3%
SK Hynix Inc.	2.9%
Pure Storage Inc., Class A	2.6%
Informa PLC	2.1%
Monolithic Power Systems Inc.	2.1%
Wolters Kluwer NV	1.9%
Spotify Technology SA	1.9%
ASPEED Technology Inc.	1.9%
(a)Excludes money market funds.
Material Fund Change [Text Block]
Material Fund changes
This is a summary of certain changes to the Fund since July 31, 2023.
On May 16, 2024, the Fund’s Board approved a proposal to liquidate the Fund. Accordingly, effective August 12, 2024, the Fund no longer accepted creation and redemption orders and trading was halted prior to market open on August 13, 2024. Proceeds of the liquidation were sent to shareholders on August 15, 2024.

C000228613 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Future Climate and Sustainable Economy ETF
Class Name	BlackRock Future Climate and Sustainable Economy ETF
Trading Symbol	BECO
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Future Climate and Sustainable Economy ETF (the “Fund”) for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (1‑800‑474‑2737).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
BlackRock Future Climate and Sustainable Economy ETF	$70	0.70%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  Global equities posted strong positive returns in the 12-month period, reflecting anticipation of a soft landing for the economy and the view that major central banks had come to the end of their hiking cycles and were poised to begin cutting short term interest rates.
  While returns for both styles were well into double digits, within the large-cap universe the performance of growth stocks notably outstripped that of their value counterparts.
  Performance leadership came from a narrow group of mega-cap U.S. technology and communication services stocks viewed as beneficiaries of efforts to commercialize the use of artificial intelligence.
What contributed to performance?
The Fund’s overweight position in Ingersoll Rand Inc. was the largest individual positive contributor to returns. The industrial efficiency company has benefited from the reshoring of clean energy technologies and delivered strong financial results. An out-of-benchmark position in the agribusiness and food company Bunge Global SA was also a notable positive contributor. The company delivered strong earnings growth during the period while making progress on its integration with Viterra, which is expected to lead to synergies.
What detracted from performance?
A lack of exposure to Nvidia Corp. was the largest detractor from performance as the stock soared amid continued robust demand for its high-end GPU chips for use in artificial intelligence applications. The company currently does not sit within the Fund’s investment universe. An out-of-benchmark position in renewable energy company Canadian Solar Inc. also detracted notably. The broader solar industry has been impacted by excess supply which has led to a resetting of earnings expectations.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: August 3, 2021 through July 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year		Since Fund Inception
Fund NAV	(1.22	) %	(4.13	) %
Fund Market	(1.09)		(4.15)
MSCI All Country World Index	17.02		5.48
MSCI ACWI Multiple Industries Select Index	13.34		4.21

Performance Inception Date	Aug. 03, 2021
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Material Change Date	May 16, 2024
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 3,239,740
Holdings Count | Holding	55
Advisory Fees Paid, Amount	$ 25,512
Investment Company Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$3,239,740
Number of Portfolio Holdings	55
Net Investment Advisory Fees	$25,512
Portfolio Turnover Rate	51%

Holdings [Text Block]
What did the Fund invest in?
(as of July 31, 2024)
Industry allocation
Industry	Percent of Total Investments(a)
Machinery	13.1%
Chemicals	13.0%
Electrical Equipment	11.8%
Food Products	11.1%
Containers & Packaging	9.4%
Building Products	7.0%
Semiconductors & Semiconductor Equipment	6.8%
Electric Utilities	5.9%
Commercial Services & Supplies	4.5%
Independent Power and Renewable Electricity Producers	3.4%
Other*	14.0%
Ten largest holdings
Security	Percent of Total Investments(a)
DSM-Firmenich AG	3.5%
Ag Growth International Inc.	3.1%
NextEra Energy Inc.	3.1%
Symrise AG, Class A	3.0%
Ecolab Inc.	3.0%
Avery Dennison Corp.	3.0%
EDP Renovaveis SA	2.9%
SSE PLC	2.8%
Kerry Group PLC, Class A	2.7%
National Grid PLC	2.7%
(a)	Excludes money market funds.
*	Ten largest industries are presented. Additional industries are found in Other.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
DSM-Firmenich AG	3.5%
Ag Growth International Inc.	3.1%
NextEra Energy Inc.	3.1%
Symrise AG, Class A	3.0%
Ecolab Inc.	3.0%
Avery Dennison Corp.	3.0%
EDP Renovaveis SA	2.9%
SSE PLC	2.8%
Kerry Group PLC, Class A	2.7%
National Grid PLC	2.7%
(a)Excludes money market funds.
Material Fund Change [Text Block]
Material Fund changes
This is a summary of certain changes to the Fund since July 31, 2023.
On May 16, 2024, the Fund’s Board approved a proposal to liquidate the Fund. Accordingly, effective August 12, 2024, the Fund no longer accepted creation and redemption orders and trading was halted prior to market open on August 13, 2024. Proceeds of the liquidation were sent to shareholders on August 15, 2024.

C000242802 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Large Cap Value ETF
Class Name	BlackRock Large Cap Value ETF
Trading Symbol	BLCV
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Large Cap Value ETF (the “Fund”) for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (1‑800‑474‑2737).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
BlackRock Large Cap Value ETF	$58	0.53%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	0.53%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  U.S. equities posted strong positive returns in the 12-month period, reflecting anticipation of a soft landing for the economy and the view that the U.S. Federal Reserve had come to the end of its hiking cycle and was poised to begin cutting short term interest rates.
  While returns for large-cap value stocks as gauged by the Russell 1000® Value Index were well into double digits, they notably lagged their large-cap growth counterparts, which benefited the most from the outlook for lower interest rates.
  Performance leadership came from a narrow group of mega-cap U.S. technology and communication services stocks viewed as beneficiaries of efforts to commercialize the use of artificial intelligence.
What contributed to performance?
Positive contributions were led by holdings of industrials company Leidos Holdings, Inc. and pharmaceutical company Eli Lily and Company. Sentiment with respect to Leidos was bolstered by stronger-than-anticipated top-line and bottom-line growth, particularly in its healthcare and civil segments. Results for Eli Lily have benefited from the increased production and adoption of its GLP-1 weight loss drugs.
What detracted from performance?
The two largest detractors were holdings of energy exploration and production company Kosmos Energy Ltd. and healthcare product provider Baxter International. Kosmos experienced operational issues while lowering guidance for production volumes and raising guidance with respect to capital expenditures. Baxter underperformed due to weak sales of medical products and devices from its recently acquired Hill Rom subsidiary, as it struggled to cross-sell to its existing customers.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: May 19, 2023 through July 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	Since Fund Inception
Fund NAV	19.53%	24.32%
Fund Market	19.72	24.35
Russell 1000® Index	21.50	27.59
Russell 1000® Value Index	14.80	19.89

Performance Inception Date	May 19, 2023
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Material Change Date	Jul. 30, 2024
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 7,318,448
Holdings Count | Holding	58
Advisory Fees Paid, Amount	$ 36,055
Investment Company Portfolio Turnover	52.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$7,318,448
Number of Portfolio Holdings	58
Net Investment Advisory Fees	$36,055
Portfolio Turnover Rate	52%

Holdings [Text Block]
What did the Fund invest in?
(as of July 31, 2024)
Industry allocation
Industry	Percent of Total Investments(a)
Health Care Providers & Services	11.2%
Banks	9.8%
Oil, Gas & Consumable Fuels	7.1%
Professional Services	7.0%
Insurance	4.5%
Aerospace & Defense	4.4%
Health Care Equipment & Supplies	4.0%
Electric Utilities	3.8%
Media	3.5%
Technology Hardware, Storage & Peripherals	3.3%
Other*	41.4%
Ten largest holdings
Security	Percent of Total Investments(a)
Wells Fargo & Co.	3.6%
Citigroup Inc.	3.6%
SS&C Technologies Holdings Inc.	2.8%
Cardinal Health Inc.	2.7%
CVS Health Corp.	2.6%
First Citizens BancShares Inc./NC, Class A	2.6%
L3Harris Technologies Inc.	2.5%
Comcast Corp., Class A	2.5%
Intercontinental Exchange Inc.	2.3%
Kosmos Energy Ltd.	2.3%
(a)	Excludes money market funds.
*	Ten largest industries are presented. Additional industries are found in Other.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
Wells Fargo & Co.	3.6%
Citigroup Inc.	3.6%
SS&C Technologies Holdings Inc.	2.8%
Cardinal Health Inc.	2.7%
CVS Health Corp.	2.6%
First Citizens BancShares Inc./NC, Class A	2.6%
L3Harris Technologies Inc.	2.5%
Comcast Corp., Class A	2.5%
Intercontinental Exchange Inc.	2.3%
Kosmos Energy Ltd.	2.3%
(a)Excludes money market funds.
Material Fund Change [Text Block]
Material Fund changes
This is a summary of certain changes to the Fund since July 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after July 31, 2024 at blackrock.com/fundreports or upon request by contacting us at (1-800-474-2737).
On July 30, 2024, the Fund’s Board approved a proposal to change the name of the Fund from BlackRock Large Cap Value ETF to iShares Large Cap Value Active ETF. This change is expected to become effective on or about October 10, 2024.
Effective May 23, 2024, BlackRock Fund Advisors has contractually agreed to cap the Fund’s total annual fund operating expenses after fee waiver to 0.46% as a percentage of the Fund’s average daily net assets through June 30, 2026.

Material Fund Change Name [Text Block]	On July 30, 2024, the Fund’s Board approved a proposal to change the name of the Fund from BlackRock Large Cap Value ETF to iShares Large Cap Value Active ETF.
Material Fund Change Expenses [Text Block]
Effective May 23, 2024, BlackRock Fund Advisors has contractually agreed to cap the Fund’s total annual fund operating expenses after fee waiver to 0.46% as a percentage of the Fund’s average daily net assets through June 30, 2026.

Updated Prospectus Phone Number	(1-800-474-2737)
Updated Prospectus Web Address	blackrock.com/fundreports
C000226201 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock U.S. Carbon Transition Readiness ETF
Class Name	BlackRock U.S. Carbon Transition Readiness ETF
Trading Symbol	LCTU
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock U.S. Carbon Transition Readiness ETF (the “Fund”) for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (1‑800‑474‑2737).
Additional Information Phone Number	(1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
BlackRock U.S. Carbon Transition Readiness ETF	$15	0.14%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.14%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  The Fund produced a strong absolute return but underperformed its benchmark, the Russell 1000 Index, in the annual period.
  Given the Fund’s tight sector constraints, most of the difference in relative performance was driven by security selection.
  The Fund’s transition-readiness (LCETR) model-driven investment approach measures a company’s exposure to and management of transition risks and opportunities, seeking to provide investors with a higher conviction approach to invest in the transition to the low-carbon economy. These evaluations are used to determine active portfolio weights, subject to risk and other constraints, relative to the Russell 1000® Index.
What contributed to performance?
Security selection in the materials and industrials sectors made the largest contribution. The Fund’s relative performance further benefited from zero weightings in stocks excluded by its investment process.
What detracted from performance?
Stock selection in the information technology and healthcare sectors detracted.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: April 6, 2021 through July 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	Since Fund Inception
Fund NAV	20.61%	9.94%
Fund Market	20.60	9.95
Russell 1000® Index	21.50	10.20

Performance Inception Date	Apr. 06, 2021
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 1,242,871,740
Holdings Count | Holding	293
Advisory Fees Paid, Amount	$ 1,997,471
Investment Company Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$1,242,871,740
Number of Portfolio Holdings	293
Net Investment Advisory Fees	$1,997,471
Portfolio Turnover Rate	46%

Holdings [Text Block]
What did the Fund invest in?
(as of July 31, 2024)
Sector allocation
Sector	Percent of Total Investments(a)
Information Technology	30.6%
Financials	13.9%
Health Care	11.6%
Consumer Discretionary	10.1%
Industrials	8.4%
Communication Services	8.2%
Consumer Staples	6.2%
Energy	3.5%
Materials	2.6%
Utilities	2.5%
Real Estate	2.4%
Ten largest holdings
Security	Percent of Total Investments(a)
Apple Inc.	7.3%
Nvidia Corp.	5.5%
Microsoft Corp.	5.3%
Amazon.com Inc.	3.3%
Alphabet Inc., Class A	2.2%
Meta Platforms Inc., Class A	2.0%
Alphabet Inc., Class C	1.8%
Mastercard Inc., Class A	1.8%
Eli Lilly & Co.	1.6%
Johnson & Johnson	1.6%
(a)	Excludes money market funds.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
Apple Inc.	7.3%
Nvidia Corp.	5.5%
Microsoft Corp.	5.3%
Amazon.com Inc.	3.3%
Alphabet Inc., Class A	2.2%
Meta Platforms Inc., Class A	2.0%
Alphabet Inc., Class C	1.8%
Mastercard Inc., Class A	1.8%
Eli Lilly & Co.	1.6%
Johnson & Johnson	1.6%
(a)	Excludes money market funds.

C000232558 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Future U.S. Themes ETF
Class Name	BlackRock Future U.S. Themes ETF
Trading Symbol	BTHM
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Future U.S. Themes ETF (the “Fund”) for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (1‑800‑474‑2737).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
BlackRock Future U.S. Themes ETF	$68	0.60%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  U.S. equities performed well in the annual period, led by mega-cap information technology stocks. The market was propelled by the combination of positive economic growth, steady corporate earnings, and expectations that the U.S. Federal Reserve will begin to cut interest rates later in 2024.
  The Fund outperformed its benchmark, the S&P 500® Index.
  The Fund’s holdings in the information technology sector, particularly in the semiconductor industry, were the primary drivers of its positive total return.
What contributed to performance?
NVIDIA Corp. and Broadcom, Inc. were the largest contributors at the individual stock level. The ascendance of generative artificial intelligence (AI) in 2023 was perceived by investors as a watershed moment and quickly became a significant driver of market returns that persisted into 2024. Both stocks benefited from this trend due to the companies’ roles as developers of chips used in AI development.
What detracted from performance?
Underweight positions in Microsoft Corp. and Eli Lilly & Co. detracted from performance. Microsoft’s stock appreciated meaningfully as investors viewed the large firm as a significant beneficiary of the generative AI theme. Eli Lilly outperformed behind enthusiasm for its participation in the revolutionary GLP-1 weight-loss medications.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: December 14, 2021 through July 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	Since Fund Inception
Fund NAV	26.36%	9.64%
Fund Market	26.48	9.64
S&P 500® Index	22.15	8.59

Performance Inception Date	Dec. 14, 2021
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Material Change Date	Jul. 30, 2024
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 7,458,152
Holdings Count | Holding	134
Advisory Fees Paid, Amount	$ 35,113
Investment Company Portfolio Turnover	91.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$7,458,152
Number of Portfolio Holdings	134
Net Investment Advisory Fees	$35,113
Portfolio Turnover Rate	91%

Holdings [Text Block]
What did the Fund invest in?
(as of July 31, 2024)
Industry allocation
Industry	Percent of Total Investments(a)
Semiconductors & Semiconductor Equipment	14.2%
Specialty Retail	12.7%
Software	10.7%
Technology Hardware, Storage & Peripherals	8.4%
Consumer Staples Distribution & Retail	6.7%
Household Products	4.6%
Financial Services	3.6%
Machinery	3.4%
Oil, Gas & Consumable Fuels	3.3%
Interactive Media & Services	3.1%
Other*	29.3%
Ten largest holdings
Security	Percent of Total Investments(a)
Nvidia Corp.	7.3%
Microsoft Corp.	5.6%
Apple Inc.	5.5%
Walmart Inc.	3.5%
TJX Companies Inc. (The)	3.3%
Lowe's Companies Inc.	3.2%
Ross Stores Inc.	3.0%
Costco Wholesale Corp.	2.9%
Procter & Gamble Co. (The)	2.7%
Amazon.com Inc.	2.6%
(a)	Excludes money market funds.
*	Ten largest industries are presented. Additional industries are found in Other.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
Nvidia Corp.	7.3%
Microsoft Corp.	5.6%
Apple Inc.	5.5%
Walmart Inc.	3.5%
TJX Companies Inc. (The)	3.3%
Lowe's Companies Inc.	3.2%
Ross Stores Inc.	3.0%
Costco Wholesale Corp.	2.9%
Procter & Gamble Co. (The)	2.7%
Amazon.com Inc.	2.6%
(a)Excludes money market funds.
Material Fund Change [Text Block]
Material Fund changes
This is a summary of certain changes to the Fund since July 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after July 31, 2024 at blackrock.com/fundreports or upon request by contacting us at (1-800-474-2737).
On July 30, 2024, the Fund’s Board approved a proposal to change the name of the Fund from BlackRock Future U.S. Themes ETF to iShares Thematic Rotation Active ETF . The Fund's ticker will also be changed from BTHM to THRO. These changes are expected to become effective on or about October 10, 2024.

Material Fund Change Name [Text Block]	On July 30, 2024, the Fund’s Board approved a proposal to change the name of the Fund from BlackRock Future U.S. Themes ETF to iShares Thematic Rotation Active ETF .
Updated Prospectus Phone Number	(1-800-474-2737)
Updated Prospectus Web Address	blackrock.com/fundreports
C000245618 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Large Cap Core ETF
Class Name	BlackRock Large Cap Core ETF
Trading Symbol	BLCR
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Large Cap Core ETF (the “Fund”) for the period of October 24, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (1‑800‑474‑2737).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the period?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
BlackRock Large Cap Core ETF	$31(a)	0.36%(b)
(a)	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
(b)	Annualized.

Expenses Paid, Amount	$ 31	[3]
Expense Ratio, Percent	0.36%	[4]
Factors Affecting Performance [Text Block]
How did the Fund perform during the period?
  U.S. equities posted strong positive returns in the 12-month period, reflecting anticipation of a soft landing for the economy and the view that the U.S. Federal Reserve had come to the end of its hiking cycle and was poised to begin cutting short term interest rates.
  While returns for both styles were well into double digits, within the large-cap universe the performance of growth stocks notably outstripped that of their value counterparts.
  Performance leadership came from a narrow group of mega-cap U.S. technology and communication services stocks viewed as beneficiaries of efforts to commercialize the use of artificial intelligence.
What contributed to performance?
Tenet Healthcare Corp. operates an extensive hospital network, including outpatient surgical care centers. A combination of recovering patient volumes, strong pricing, improving labor dynamics, and deleveraging boosted the stock. Zebra Technologies Corp. specializes in mobile computing and technology solutions including computers, tablets, RFID tags, and barcode scanners. The company has delivered stronger-than expected-revenues and earnings, underpinned by a recovery in demand among retail and e-commerce customers.
What detracted from performance?
A significant underweight to Nvidia Corp. proved detrimental as the stock soared amid continued robust demand for its high-end GPU chips. We continue to believe other semiconductor companies offer more attractive risk versus reward profiles over the intermediate term based on Nvidia’s current valuation. Aptiv PLC is a global auto parts supplier focused on electronic systems used in both traditional and electric vehicles (“EVs”). The stock declined sharply on weaker-than-expected operating results, a more conservative near-term growth forecast, and disappointing EV demand.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: October 24, 2023 through July 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]	Average annual total returns As of the date of this report, the Fund does not have a full fiscal year of performance information to report.
Performance Inception Date	Oct. 24, 2023
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Material Change Date	Jul. 30, 2024
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 7,218,741
Holdings Count | Holding	53
Advisory Fees Paid, Amount	$ 18,338
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$7,218,741
Number of Portfolio Holdings	53
Net Investment Advisory Fees	$18,338
Portfolio Turnover Rate	31%

Holdings [Text Block]
What did the Fund invest in?
(as of July 31, 2024)
Industry allocation
Industry	Percent of Total Investments(a)
Semiconductors & Semiconductor Equipment	10.6%
Interactive Media & Services	9.1%
Software	8.1%
Health Care Providers & Services	7.3%
Broadline Retail	6.0%
Pharmaceuticals	4.4%
Technology Hardware, Storage & Peripherals	4.1%
Machinery	4.1%
Oil, Gas & Consumable Fuels	3.7%
Chemicals	3.6%
Other*	39.0%
Ten largest holdings
Security	Percent of Total Investments(a)
Microsoft Corp.	8.1%
Amazon.com Inc.	6.0%
Apple Inc.	4.1%
Alphabet Inc., Class A	3.5%
Nvidia Corp.	3.3%
Meta Platforms Inc., Class A	3.3%
Berkshire Hathaway Inc., Class B	2.7%
Intercontinental Exchange Inc.	2.6%
Shell PLC	2.5%
Elevance Health Inc.	2.5%
(a)	Excludes money market funds.
*	Ten largest industries are presented. Additional industries are found in Other.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
Microsoft Corp.	8.1%
Amazon.com Inc.	6.0%
Apple Inc.	4.1%
Alphabet Inc., Class A	3.5%
Nvidia Corp.	3.3%
Meta Platforms Inc., Class A	3.3%
Berkshire Hathaway Inc., Class B	2.7%
Intercontinental Exchange Inc.	2.6%
Shell PLC	2.5%
Elevance Health Inc.	2.5%
(a)Excludes money market funds.
Material Fund Change [Text Block]
Material Fund changes
This is a summary of certain changes to the Fund since October 24, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after July 31, 2024 at blackrock.com/fundreports or upon request by contacting us at (1-800-474-2737).
On July 30, 2024, the Fund’s Board approved a proposal to change the name of the Fund from BlackRock Large Cap Core ETF to iShares Large Cap Core Active ETF. This change is expected to become effective on or about October 10, 2024.

Material Fund Change Name [Text Block]	On July 30, 2024, the Fund’s Board approved a proposal to change the name of the Fund from BlackRock Large Cap Core ETF to iShares Large Cap Core Active ETF.
Updated Prospectus Phone Number	(1-800-474-2737)
Updated Prospectus Web Address	blackrock.com/fundreports

[1]	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
[2]	Annualized.
[3]	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
[4]	Annualized.